UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds

(Exact name of registrant as specified in charter)

972 West Campus Lane

Goleta, CA 93117

(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

Vericimetry Advisors LLC

972 West Campus Lane

Goleta, CA 93117

(Name and address of agent for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Annual Report

September 30, 2022

Vericimetry Funds

TABLE OF CONTENTS
September 30, 2022

Letter to Shareholders	1
Manager’s Discussion and Analysis	2
Performance Summary	3
Schedule of Investments	4
Financial Statements	16
Financial Highlights	19
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	26
Expense Example	27
Other Information	28
Board Approval of Investment Management Agreement	29
Trustees and Officers	30

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds

Letter to Shareholders

As of September 30, 2022 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the period ended September 30, 2022.

Vericimetry Advisors, LLC (the “Adviser”) is an academically based, quantitatively structured investment adviser. We provide a selected group of elite financial advisors access to an enhanced strategy for a well-defined asset class with a predetermined benchmark. The Fund’s objective is to achieve long-term capital appreciation through its principal investment strategies of investing in U.S. small capitalization and value securities.

The Fund invests in a wide and diverse universe of U.S. small capitalization value stocks using a structured quantitative investment approach based on a set of well-defined fundamental characteristics that historically has shown to deliver the risk-premiums in U.S. small and value equities. Given our capacity advantage, we employ a multi-factor approach to identify value securities. To this end, securities considered for the Fund must pass a “value screen” which combines factors such as book-to-market, price-to-earnings, price- to-sales or price-to-operating cash flow.1

In an effort to enhance net returns to the investor, we implement disciplined and patient trading strategies. The Fund is managed with the intent of maintaining competitive management fees and low transactions costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limiting the growth of the Fund’s assets under management once it reaches its optimal capacity.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and for the confidence and trust you place in Vericimetry’s investment team.

Sincerely,

Dr. Mendel Fygenson
Chief Executive Officer

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

[1]

Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry Funds

Manager’s Discussion and Analysis

September 30, 2022 (Unaudited)

The following overview summarizes the results of the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the fiscal year ended on September 30, 2022. In general, the Fund seeks to deliver the long side of the small-value risk premiums in U.S. securities through a well-diversified portfolio. The outcomes of this fiscal year demonstrate management’s commitment to the Fund’s mandated strategy and its stated investment philosophy. Please note that returns mentioned in the summary below, for both the Fund and for the indices, include both price appreciation/depreciation and reinvestment of dividends.

For the fiscal year ended on September 30, 2022, the Fund had negative returns, and it outperformed its benchmark – the Russell 2000® Value Index (the “Benchmark”). Overall, the Fund’s fiscal-year annualized return was a negative 10.34% versus the Benchmark’s negative return of 17.69%. For most of the year, the Fund was more than 95% fully invested and had a well-diversified portfolio, with at least 800 equity holdings.

Examining the returns of different segments of the U.S. equity markets over this fiscal year provides additional information (shown below). The broad market had a negative return, as illustrated by the Russell 3000® Index. Small cap stocks, represented by the Russell 2000® Indices had lower returns than large cap stocks, represented by the Russell 1000® Indices. Given the Fund’s greater exposure to the smaller cap segment of the market, this size differential had a small but negative impact on the Fund’s returns.

Value stocks outperformed growth stocks within all sizes, as illustrated by the various Russell indices. Thus, the value differential, which the Fund seeks to deliver through a multifactor approach, had a positive impact on the Fund’s returns.

Returns for the Fiscal Year Ended September 30, 2022

Russell 1000 Value	-11.36%
Russell 3000 Value	-11.79%
Russell 1000	-17.22%
RUSSELL 3000	-17.63%
Russell 2000 Value	-17.69%
Russell Microcap Value Index	-20.51%
Russell 1000 Growth	-22.59%
Russell 3000 Growth	-23.01%
Russell 2000	-23.50%
Russell Microcap Index	-27.46%
Russell 2000 Growth	-29.27%
Russell Microcap Growth Index	-37.05%

Source: Russell Investment Group

Vericimetry Funds

Performance Summary (Unaudited)

September 30, 2022

Comparison of a Hypothetical $10,000 Investment
in the Vericimetry U.S. Small Cap Value Fund and the Russell 2000® Value Index(1)(2)

Average Annualized Total Returns For the periods ended September 30, 2022
	One Year	Five Year	Ten Year	Since Inception (3)
Vericimetry U.S. Small Cap Value Fund	-10.34%	4.20%	8.83%	9.49%
Russell 2000® Value Index(1)	-17.69%	2.87%	7.94%	8.58%

(1)

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

(2)	This chart assumes an initial investment of $10,000 made on September 30, 2012. Total returns are based on net change in NAV, assuming reinvestment of distributions.

(3)	Commencement of operations for the Vericimetry U.S. Small Cap Value Fund was December 27, 2011.

The Fund’s net expense ratio of 0.63% and gross expense ratio of 0.70% are reflective of the information disclosed in the Fund’s prospectus dated January 28, 2022 and may differ from the expense ratios disclosed in this report. The Adviser has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through January 31, 2024 in order to keep the Fund’s net annual operating expenses (excluding certain non-operating expenses) from exceeding 0.60% of its average daily net assets. Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Fund shares will fluctuate and when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To receive current performance to the most recent month end, please call 1-855-755-7550. Please read the Fund’s prospectus carefully before investing.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s results as shown are net of fees.

Vericimetry U.S. Small Cap Value Fund

Schedule of Investments

As of September 30, 2022

	Number of Shares	Value
COMMON STOCKS — 88.6%
BASIC MATERIALS — 4.2%
AdvanSix, Inc.	3,032	$97,327
Alcoa Corp.	2,175	73,211
American Vanguard Corp.	9,420	176,154
Amyris, Inc.*[1]	9,702	28,330
Arconic Corp.*	3,472	59,163
Ashland, Inc.	510	48,435
ATI, Inc.*	15,033	400,028
Avient Corp.	1,740	52,722
Cabot Corp.	3,490	222,976
Carpenter Technology Corp.	8,357	260,237
Clearwater Paper Corp.*	1,740	65,424
Cleveland-Cliffs, Inc.*	3,721	50,122
Coeur Mining, Inc.*	20,440	69,905
Commercial Metals Co.	26,020	923,190
Ecovyst, Inc.*	7,110	60,008
Element Solutions, Inc.	50,030	813,988
Friedman Industries, Inc.	2,010	14,291
H.B. Fuller Co.	3,172	190,637
Hawkins, Inc.	1,040	40,550
Hecla Mining Co.	59,678	235,131
Huntsman Corp.	9,525	233,743
Innospec, Inc.	940	80,530
Intrepid Potash, Inc.*	1,720	68,060
Mercer International, Inc.	15,250	187,575
Minerals Technologies, Inc.	4,340	214,439
NewMarket Corp.	52	15,643
Olin Corp.	13,755	589,814
Piedmont Lithium, Inc.*	550	29,420
Rayonier Advanced Materials, Inc.*	11,345	35,737
Resolute Forest Products, Inc.*	12,820	256,400
Schnitzer Steel Industries, Inc. - Class A	3,406	96,935
Stepan Co.	1,900	177,973
Sylvamo Corp.	960	32,544
Trinseo PLC	1,100	20,152
Tronox Holdings PLC	15,810	193,672
Unifi, Inc.*	1,437	13,666
United States Steel Corp.	22,656	410,527
		6,538,659
COMMUNICATIONS — 1.8%
A10 Networks, Inc.	1,030	13,668
AMC Networks, Inc. - Class A*	850	17,255
ATN International, Inc.	1,449	55,888
Aviat Networks, Inc.*	1,080	29,570
Bumble, Inc. - Class A*	770	16,547
Calix, Inc.*	2,570	157,130
Cars.com, Inc.*	8,715	100,222
Clear Channel Outdoor Holdings, Inc.*	12,000	16,440

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Consolidated Communications Holdings, Inc.*	4,180	$17,389
DHI Group, Inc.*	5,380	28,944
EchoStar Corp. - Class A*	2,830	46,610
Entravision Communications Corp. - Class A	4,655	18,480
ePlus, Inc.*	1,340	55,664
EW Scripps Co. - Class A*	15,216	171,484
fuboTV, Inc.*	3,865	13,721
Gannett Co., Inc.*	9,604	14,694
Gray Television, Inc.	19,470	278,810
iHeartMedia, Inc.*	6,910	50,650
InterDigital, Inc.	650	26,273
Iridium Communications, Inc.*	5,660	251,134
Lands’ End, Inc.*	2,290	17,679
Maxar Technologies, Inc.	3,570	66,830
NETGEAR, Inc.*	1,330	26,653
Nexstar Media Group, Inc.	290	48,387
Poshmark, Inc. - Class A*	4,810	75,373
Preformed Line Products Co.	310	22,057
QuinStreet, Inc.*	4,150	43,575
Saga Communications, Inc. - Class A	1,830	47,855
Salem Media Group, Inc.*	13,440	23,386
Scholastic Corp.	10,250	315,290
Shenandoah Telecommunications Co.	710	12,084
Spok Holdings, Inc.	4,120	31,477
Stagwell, Inc.*	10,280	71,446
TEGNA, Inc.	11,350	234,718
Telephone and Data Systems, Inc.	7,180	99,802
United States Cellular Corp.*	1,780	46,333
Viasat, Inc.*	2,373	71,736
World Wrestling Entertainment, Inc. - Class A	1,210	84,906
		2,720,160
CONSUMER, CYCLICAL — 12.7%
Abercrombie & Fitch Co. - Class A*	7,765	120,746
Academy Sports & Outdoors, Inc.	9,373	395,353
Acushnet Holdings Corp.	3,575	155,477
Adient PLC*	3,580	99,345
American Axle & Manufacturing Holdings, Inc.*	13,800	94,254
American Eagle Outfitters, Inc.	10,009	97,388
America’s Car-Mart, Inc.*	230	14,035
Asbury Automotive Group, Inc.*	1,365	206,251
AutoNation, Inc.*	7,239	737,437
Bassett Furniture Industries, Inc.	2,160	33,869
Beacon Roofing Supply, Inc.*	12,580	688,378

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2022

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Big Lots, Inc.	3,800	$59,318
BJ’s Restaurants, Inc.*	2,701	64,419
Bloomin’ Brands, Inc.	2,823	51,746
BlueLinx Holdings, Inc.*	550	34,155
Boyd Gaming Corp.	1,555	74,096
Buckle, Inc.	1,070	33,876
Build-A-Bear Workshop, Inc.	1,970	26,260
Caleres, Inc.	11,903	288,291
Canterbury Park Holding Corp.	1,520	33,850
Capri Holdings Ltd.*	1,080	41,515
Carter’s, Inc.	620	40,629
Cato Corp. - Class A	1,370	13,070
Century Communities, Inc.	6,507	278,369
Chico’s FAS, Inc.*	9,420	45,593
Chuy’s Holdings, Inc.*	1,310	30,366
Container Store Group, Inc.*	2,930	14,357
Crocs, Inc.*	1,445	99,214
Dana, Inc.	11,846	135,400
Dave & Buster’s Entertainment, Inc.*	1,204	37,360
Delta Apparel, Inc.*	1,180	16,508
Designer Brands, Inc. - Class A	5,215	79,842
Destination XL Group, Inc.*	4,710	25,528
Dick’s Sporting Goods, Inc.	3,030	317,059
Dillard’s, Inc. - Class A	3,677	1,002,939
Dorman Products, Inc.*	260	21,351
Ethan Allen Interiors, Inc.	6,250	132,125
Everi Holdings, Inc.*	2,570	41,685
EVI Industries, Inc.*	2,210	40,089
FirstCash Holdings, Inc.	632	46,357
Five Below, Inc.*	340	46,808
Foot Locker, Inc.	12,990	404,379
Fossil Group, Inc.*	5,587	19,108
Gap, Inc.	5,140	42,199
Genesco, Inc.*	1,940	76,281
G-III Apparel Group Ltd.*	11,290	168,785
GMS, Inc.*	8,310	332,483
Goodyear Tire & Rubber Co.*	38,706	390,544
Green Brick Partners, Inc.*	3,298	70,511
Group 1 Automotive, Inc.	4,044	577,766
Guess?, Inc.	9,790	143,619
H&E Equipment Services, Inc.	2,975	84,311
Hamilton Beach Brands Holding Co. - Class A	2,891	33,738
Haverty Furniture Cos., Inc.	2,250	56,025
Hawaiian Holdings, Inc.*	1,952	25,669
Healthcare Services Group, Inc.	1,911	23,104
Hibbett, Inc.	1,470	73,221

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Hovnanian Enterprises, Inc. - Class A*	590	$21,063
Interface, Inc.	1,260	11,327
iRobot Corp.*[1]	770	43,374
Jack in the Box, Inc.	390	28,887
Johnson Outdoors, Inc. - Class A	720	36,943
KAR Auction Services, Inc.*	7,884	88,064
KB Home	2,910	75,427
Kontoor Brands, Inc.	880	29,577
La-Z-Boy, Inc.	6,060	136,774
LCI Industries	425	43,121
Lifetime Brands, Inc.	2,090	14,149
Light & Wonder, Inc.*	911	39,064
M/I Homes, Inc.*	4,285	155,246
Macy’s, Inc.	16,090	252,130
Madison Square Garden Entertainment Corp.*	660	29,099
Malibu Boats, Inc. - Class A*	975	46,790
Marcus Corp.	1,660	23,057
MarineMax, Inc.*	2,840	84,604
Marriott Vacations Worldwide Corp.	2,670	325,366
MDC Holdings, Inc.	6,693	183,522
Meritage Homes Corp.*	6,446	452,960
Methode Electronics, Inc.	2,060	76,529
Miller Industries, Inc.	2,765	58,867
Motorcar Parts of America, Inc.*	3,780	57,532
Movado Group, Inc.	3,960	111,593
Murphy USA, Inc.	1,010	277,659
National Vision Holdings, Inc.*	3,730	121,784
Nu Skin Enterprises, Inc. - Class A	550	18,354
ODP Corp.*	12,650	444,647
Oxford Industries, Inc.	1,820	163,400
Party City Holdco, Inc.*	9,820	15,516
PC Connection, Inc.	4,362	196,683
Penske Automotive Group, Inc.	9,190	904,572
PriceSmart, Inc.	1,270	73,139
Purple Innovation, Inc.*	7,890	31,955
PVH Corp.	2,000	89,600
Qurate Retail, Inc.	5,840	11,738
RCI Hospitality Holdings, Inc.	840	54,886
Resideo Technologies, Inc.*	10,880	207,373
REV Group, Inc.	4,990	55,040
Rocky Brands, Inc.	1,070	21,464
Rush Enterprises, Inc. - Class A	9,615	421,714
Rush Enterprises, Inc. - Class B	4,575	219,188
Ruth’s Hospitality Group, Inc.	1,040	17,534
ScanSource, Inc.*	3,590	94,812
SeaWorld Entertainment, Inc.*	1,650	75,091

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2022

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Shoe Carnival, Inc.	4,490	$96,266
Signet Jewelers Ltd.	5,232	299,218
Skechers USA, Inc. - Class A*	2,660	84,375
SkyWest, Inc.*	11,555	187,884
Sonic Automotive, Inc. - Class A	4,660	201,778
Spirit Airlines, Inc.*	13,355	251,341
Sportsman’s Warehouse Holdings, Inc.*	5,280	43,824
Standard Motor Products, Inc.	1,390	45,175
Steelcase, Inc. - Class A	6,145	40,065
Tapestry, Inc.	1,230	34,969
Taylor Morrison Home Corp.*	20,643	481,395
Tenneco, Inc. - Class A*	3,910	67,995
Thor Industries, Inc.	510	35,690
Tilly’s, Inc. - Class A	3,030	20,968
Titan International, Inc.*	1,310	15,903
Titan Machinery, Inc.*	7,450	210,537
Toll Brothers, Inc.	700	29,400
Topgolf Callaway Brands Corp.*	3,360	64,714
TravelCenters of America, Inc.*	2,060	111,096
Tri Pointe Homes, Inc.*	23,150	349,796
UniFirst Corp.	600	100,938
Univar Solutions, Inc.*	9,530	216,712
Urban Outfitters, Inc.*	5,620	110,433
Veritiv Corp.*	3,443	336,622
Vista Outdoor, Inc.*	5,137	124,932
VOXX International Corp.*	1,820	13,850
VSE Corp.	1,160	41,064
Wabash National Corp.	5,280	82,157
WESCO International, Inc.*	10,108	1,206,693
Wingstop, Inc.	560	70,235
Winmark Corp.	230	49,758
Winnebago Industries, Inc.	2,835	150,850
World Fuel Services Corp.	7,870	184,473
Zumiez, Inc.*	5,470	117,769
		19,756,540
CONSUMER, NON-CYCLICAL — 11.5%
2seventy bio, Inc.*	1,370	19,933
Aaron’s Co., Inc.	3,340	32,465
ABM Industries, Inc.	12,435	475,390
Absci Corp.*	3,790	11,863
Acadia Healthcare Co., Inc.*	16,595	1,297,397
ACCO Brands Corp.	13,780	67,522
Accolade, Inc.*	6,070	69,319
Addus HomeCare Corp.*	540	51,430
Adtalem Global Education, Inc.*	12,810	466,924
Agios Pharmaceuticals, Inc.*	1,660	46,945

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Akouos, Inc.*	5,159	$34,875
Alector, Inc.*	3,437	32,514
Alico, Inc.	590	16,662
Allakos, Inc.*	8,950	54,774
American Well Corp. - Class A*	3,580	12,852
Amphastar Pharmaceuticals, Inc.*	1,140	32,034
Andersons, Inc.	7,070	219,382
AngioDynamics, Inc.*	6,650	136,059
ANI Pharmaceuticals, Inc.*	1,450	46,603
Anika Therapeutics, Inc.*	1,700	40,460
Annexon, Inc.*	2,890	17,860
API Group Corp.*	1,140	15,128
Arcus Biosciences, Inc.*	690	18,050
Arvinas, Inc.*	350	15,572
Avanos Medical, Inc.*	810	17,642
Axogen, Inc.*	2,600	30,992
BioLife Solutions, Inc.*	5,120	116,480
Blueprint Medicines Corp.*	299	19,701
BrightView Holdings, Inc.*	2,580	20,485
Brookdale Senior Living, Inc.*	21,005	89,691
Calavo Growers, Inc.	370	11,748
Cal-Maine Foods, Inc.	2,803	155,819
CareMax, Inc.*	5,400	38,286
Catalyst Pharmaceuticals, Inc.*	2,620	33,615
CBIZ, Inc.*	12,740	545,017
Central Garden & Pet Co. - Class A*	6,130	209,401
Chefs’ Warehouse, Inc.*	960	27,811
Civeo Corp.*	670	16,837
Corcept Therapeutics, Inc.*	1,210	31,024
Coty, Inc. - Class A*	4,958	31,335
Covetrus, Inc.*	870	18,166
CRA International, Inc.	1,730	153,520
Cross Country Healthcare, Inc.*	3,620	102,699
CVRx, Inc.*	3,680	34,334
Cytek Biosciences, Inc.*	2,180	32,090
Dyne Therapeutics, Inc.*	9,130	115,951
Edgewell Personal Care Co.	7,300	273,020
Edgewise Therapeutics, Inc.*	1,420	13,973
Emergent BioSolutions, Inc.*	2,064	43,323
Ennis, Inc.	5,900	118,767
Ensign Group, Inc.	920	73,140
EQRx, Inc.*	3,239	16,033
Flowers Foods, Inc.	1,810	44,689
FONAR Corp.*	1,120	15,848
Forma Therapeutics Holdings, Inc.*	5,860	116,907
Fresh Del Monte Produce, Inc.	11,020	256,105
FTI Consulting, Inc.*	1,070	177,310

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2022

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Fulgent Genetics, Inc.*	530	$20,204
Graham Holdings Co. - Class B	570	306,649
Grand Canyon Education, Inc.*	840	69,090
Green Dot Corp. - Class A*	2,950	55,991
Grocery Outlet Holding Corp.*	1,410	46,939
Haemonetics Corp.*	971	71,883
Heidrick & Struggles International, Inc.	2,325	60,427
Herc Holdings, Inc.	1,653	171,714
Honest Co., Inc.*	5,630	19,705
Hostess Brands, Inc.*	25,260	587,042
Huron Consulting Group, Inc.*	2,590	171,587
ICF International, Inc.	3,673	400,430
Immunovant, Inc.*	5,760	32,141
Ingles Markets, Inc. - Class A	5,507	436,209
Ingredion, Inc.	540	43,481
Innoviva, Inc.*	1,040	12,074
Inotiv, Inc.*	900	15,165
Insperity, Inc.	1,070	109,236
Integer Holdings Corp.*	4,160	258,877
Iovance Biotherapeutics, Inc.*	2,960	28,357
iTeos Therapeutics, Inc.*	2,440	46,482
Janux Therapeutics, Inc.*	1,740	23,560
John B Sanfilippo & Son, Inc.	850	64,370
Karyopharm Therapeutics, Inc.*	4,320	23,587
Kelly Services, Inc. - Class A	5,140	69,853
Kodiak Sciences, Inc.*	1,590	12,307
Korn Ferry	7,665	359,872
Lancaster Colony Corp.	130	19,536
Landec Corp.*	1,340	11,913
Laureate Education, Inc.	11,420	120,481
LifeStance Health Group, Inc.*	14,010	92,746
Ligand Pharmaceuticals, Inc.*	1,100	94,721
Lyell Immunopharma, Inc.*[1]	4,460	32,692
ManpowerGroup, Inc.	990	64,043
MaxCyte, Inc.*	2,750	17,875
Medpace Holdings, Inc.*	510	80,157
Meridian Bioscience, Inc.*	3,450	108,778
Mission Produce, Inc.*	3,270	47,284
National HealthCare Corp.	2,250	142,515
National Research Corp.	3,800	151,240
Natural Alternatives International, Inc.*	1,260	11,680
Natural Grocers by Vitamin Cottage, Inc.	2,730	29,457
Nektar Therapeutics*	12,620	40,384
NeoGenomics, Inc.*	4,870	41,931
Nielsen Holdings PLC	3,500	97,020
Orthofix Medical, Inc.*	1,060	20,257
Owens & Minor, Inc.	5,020	120,982

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Pacific Biosciences of California, Inc.*	3,360	$19,505
Paratek Pharmaceuticals, Inc.*	9,560	24,569
Patterson Cos., Inc.	3,715	89,234
Pediatrix Medical Group, Inc.*	6,183	102,081
Perdoceo Education Corp.*	9,170	94,451
Pilgrim’s Pride Corp.*	4,510	103,820
Post Holdings, Inc.*	1,880	153,991
Premier, Inc. - Class A	1,320	44,801
Prestige Consumer Healthcare, Inc.*	6,885	343,080
ProPhase Labs, Inc.	2,140	24,139
PTC Therapeutics, Inc.*	1,080	54,216
Quad/Graphics, Inc.*	3,940	10,086
Quanex Building Products Corp.	7,975	144,826
Quantum-Si, Inc.*	6,220	17,105
REGENXBIO, Inc.*	7,472	197,485
Relmada Therapeutics, Inc.*	1,280	47,386
Rent-A-Center, Inc.	1,450	25,389
Reynolds Consumer Products, Inc.	591	15,372
SEACOR Marine Holdings, Inc.*	2,520	14,162
Select Medical Holdings Corp.	2,524	55,780
Seneca Foods Corp. - Class A*	1,180	59,519
Silverback Therapeutics, Inc.*	5,860	30,941
Simply Good Foods Co.*	860	27,511
SpartanNash Co.	11,413	331,205
Sprouts Farmers Market, Inc.*	5,168	143,412
StoneCo Ltd. - Class A*	3,240	30,877
Strategic Education, Inc.	1,230	75,534
Stride, Inc.*	8,555	359,567
Supernus Pharmaceuticals, Inc.*	5,123	173,414
Terns Pharmaceuticals, Inc.*	5,640	33,220
Textainer Group Holdings Ltd.	11,095	298,012
TreeHouse Foods, Inc.*	3,837	162,766
Triton International Ltd.	16,945	927,400
TrueBlue, Inc.*	6,460	123,257
Tyra Biosciences, Inc.*	2,640	23,206
United Natural Foods, Inc.*	17,993	618,419
Universal Corp.	400	18,416
Universal Technical Institute, Inc.*	2,610	14,198
USANA Health Sciences, Inc.*	350	19,618
V2X, Inc.*	1,180	41,772
Vanda Pharmaceuticals, Inc.*	7,180	70,938
Varex Imaging Corp.*	2,920	61,729
Veracyte, Inc.*	1,673	27,772
Viad Corp.*	1,010	31,896
Village Super Market, Inc. - Class A	2,780	53,737
Vivint Smart Home, Inc.*	2,540	16,713
WD-40 Co.	450	79,083

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2022

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Weis Markets, Inc.	8,209	$584,809
WillScot Mobile Mini Holdings Corp.*	16,184	652,701
Xencor, Inc.*	3,380	87,812
		17,857,628
ENERGY — 12.8%
Adams Resources & Energy, Inc.	1,150	34,270
Alpha Metallurgical Resources, Inc.	2,749	376,173
Antero Midstream Corp.	3,410	31,304
Antero Resources Corp.*	36,332	1,109,216
APA Corp.	4,350	148,727
Arch Resources, Inc.	2,135	253,211
Archaea Energy, Inc.*	2,680	48,267
Archrock, Inc.	19,310	123,970
Berry Corp.	7,555	56,663
Brigham Minerals, Inc. - Class A	790	19,489
Bristow Group, Inc.*	3,210	75,403
Callon Petroleum Co.*	1,413	49,469
ChampionX Corp.	1,530	29,942
Chesapeake Energy Corp.	3,810	358,940
Chord Energy Corp.	6,137	839,357
Civitas Resources, Inc.	9,509	545,722
CNX Resources Corp.*	43,591	676,968
Comstock Resources, Inc.*	29,643	512,527
CONSOL Energy, Inc.	9,726	625,576
CVR Energy, Inc.	8,409	243,693
Delek U.S. Holdings, Inc.	5,186	140,748
Denbury, Inc.*	3,035	261,799
Devon Energy Corp.	10,020	602,503
Diamondback Energy, Inc.	3,387	407,998
Dril-Quip, Inc.*	2,020	39,430
EnLink Midstream LLC	41,612	369,931
EQT Corp.	25,829	1,052,532
Equitrans Midstream Corp.	27,258	203,890
Excelerate Energy, Inc. - Class A	1,770	41,418
Expro Group Holdings N.V.*	6,635	84,530
Exterran Corp.*	5,520	22,963
FutureFuel Corp.	2,630	15,885
Golar LNG Ltd.*	6,695	166,839
Green Plains, Inc.*	5,644	164,071
Hallador Energy Co.*	4,550	25,571
Helix Energy Solutions Group, Inc.*	14,900	57,514
Helmerich & Payne, Inc.	17,744	655,996
HF Sinclair Corp.	3,625	195,170
Kosmos Energy Ltd.*	18,046	93,298
Matador Resources Co.	22,589	1,105,054
Montauk Renewables, Inc.*	630	10,987
MRC Global, Inc.*	4,000	28,760

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Murphy Oil Corp.	34,985	$1,230,422
Nabors Industries Ltd.*	1,261	127,928
NACCO Industries, Inc. - Class A	1,240	58,317
Newpark Resources, Inc.*	10,055	25,339
Noble Corp. PLC*	2,572	76,080
Northern Oil and Gas, Inc.	1,174	32,179
NOV, Inc.	7,240	117,143
NOW, Inc.*	10,415	104,671
Oil States International, Inc.*	4,195	16,319
Ovintiv, Inc.	4,062	186,852
Patterson-UTI Energy, Inc.	33,033	385,825
PBF Energy, Inc. - Class A*	28,067	986,836
PDC Energy, Inc.	19,833	1,146,149
Peabody Energy Corp.*	16,383	406,626
Permian Resources Corp.*	24,836	168,885
Pioneer Natural Resources Co.	908	196,609
ProPetro Holding Corp.*	13,090	105,375
Range Resources Corp.	19,046	481,102
REX American Resources Corp.*	1,500	41,880
RPC, Inc.	7,950	55,094
SandRidge Energy, Inc.*	2,136	34,838
SM Energy Co.	21,819	820,613
Solaris Oilfield Infrastructure, Inc. - Class A	1,600	14,976
SunCoke Energy, Inc.	16,520	95,981
SunPower Corp.*	2,320	53,453
Sunrun, Inc.*	2,470	68,147
Sunworks, Inc.*	4,140	11,551
Talos Energy, Inc.*	6,953	115,767
Targa Resources Corp.	4,580	276,357
TechnipFMC PLC*	5,890	49,829
Tidewater, Inc.*	3,880	84,196
U.S. Silica Holdings, Inc.*	9,189	100,620
Valaris Ltd.*	950	46,493
Warrior Met Coal, Inc.	11,295	321,230
		19,949,456
FINANCIAL — 27.7%
1st Source Corp.	5,132	237,612
Air Lease Corp.	20,134	624,355
Allegiance Bancshares, Inc.	2,890	120,311
Amalgamated Financial Corp.	6,270	141,388
Ambac Financial Group, Inc.*	6,390	81,472
Amerant Bancorp, Inc.	3,390	84,208
American Equity Investment Life Holding Co.	30,682	1,144,132
American National Bankshares, Inc.	1,050	33,547
Ameris Bancorp	4,932	220,510
AMERISAFE, Inc.	930	43,459

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2022

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Anywhere Real Estate, Inc.*	15,560	$126,192
Argo Group International Holdings Ltd.	4,368	84,128
Associated Banc-Corp	27,365	549,489
Assured Guaranty Ltd.	6,338	307,076
Atlantic Union Bankshares Corp.	13,653	414,778
Axis Capital Holdings Ltd.	6,755	332,008
Axos Financial, Inc.*	6,100	208,803
Banc of California, Inc.	11,460	183,016
BancFirst Corp.	994	88,933
Bancorp, Inc.*	2,397	52,686
Bank of NT Butterfield & Son Ltd.	3,010	97,705
Bank OZK	12,739	503,955
Bank7 Corp.	1,410	31,274
BankFinancial Corp.	3,130	29,610
BankUnited, Inc.	10,020	342,383
Bankwell Financial Group, Inc.	515	14,992
Banner Corp.	7,600	449,008
Bar Harbor Bankshares	2,360	62,587
BCB Bancorp, Inc.	3,960	66,647
Berkshire Hills Bancorp, Inc.	8,586	234,398
Blucora, Inc.*	6,640	128,418
Bread Financial Holdings, Inc.	2,360	74,222
Bridgewater Bancshares, Inc.*	1,870	30,799
Brighthouse Financial, Inc.*	6,899	299,555
Brookline Bancorp, Inc.	10,365	120,752
Business First Bancshares, Inc.	3,130	67,389
Byline Bancorp, Inc.	2,860	57,915
Cadence Bank	19,391	492,725
Camden National Corp.	691	29,437
Capital City Bank Group, Inc.	1,310	40,754
Carter Bankshares, Inc.*	2,560	41,216
Cathay General Bancorp	8,740	336,140
CBTX, Inc.	1,010	29,542
Central Pacific Financial Corp.	2,140	44,277
Central Valley Community Bancorp	1,800	31,878
Chemung Financial Corp.	680	28,472
Citizens Community Bancorp, Inc.	1,890	23,001
City Holding Co.	1,969	174,631
CNB Financial Corp.	2,560	60,339
CNO Financial Group, Inc.	27,099	486,969
Columbia Banking System, Inc.	3,430	99,093
Community Bank System, Inc.	3,112	186,969
Community Trust Bancorp, Inc.	1,470	59,608
ConnectOne Bancorp, Inc.	6,500	149,890
Consumer Portfolio Services, Inc.*	4,840	35,187
Cowen, Inc. - Class A	6,900	266,616
CrossFirst Bankshares, Inc.*	2,320	30,276

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Customers Bancorp, Inc.*	7,795	$229,797
CVB Financial Corp.	9,500	240,540
Dime Community Bancshares, Inc.	5,499	161,011
Donegal Group, Inc. - Class A	1,421	19,169
Eagle Bancorp, Inc.	1,547	69,337
Employers Holdings, Inc.	7,689	265,194
Enact Holdings, Inc.	913	20,241
Encore Capital Group, Inc.*	4,380	199,202
Enova International, Inc.*	2,115	61,906
Enstar Group Ltd.*	730	123,801
Enterprise Financial Services Corp.	3,205	141,148
Equity Bancshares, Inc. - Class A	750	22,223
Esquire Financial Holdings, Inc.	959	36,010
ESSA Bancorp, Inc.	1,880	36,453
Essent Group Ltd.	3,147	109,736
EZCORP, Inc. - Class A*	9,420	72,628
FB Financial Corp.	672	25,677
Federal Agricultural Mortgage Corp. - Class C	1,238	122,735
Financial Institutions, Inc.	4,410	106,149
First BanCorp/Puerto Rico	70,230	960,746
First Bancorp/Southern Pines NC	2,604	95,254
First Bancshares, Inc.	566	16,906
First Bank/Hamilton NJ	2,360	32,261
First Busey Corp.	5,489	120,648
First Business Financial Services, Inc.	1,320	42,649
First Citizens BancShares, Inc. - Class A	168	133,968
First Commonwealth Financial Corp.	20,070	257,699
First Community Bankshares, Inc.	1,750	56,052
First Financial Bancorp	17,283	364,326
First Financial Bankshares, Inc.	5,073	212,204
First Financial Corp.	1,821	82,291
First Financial Northwest, Inc.	2,600	38,584
First Foundation, Inc.	1,660	30,112
First Horizon Corp.	19,892	455,527
First Internet Bancorp	1,790	60,609
First Interstate BancSystem, Inc. - Class A	11,416	460,636
First Merchants Corp.	6,962	269,290
First Mid Bancshares, Inc.	732	23,402
Five Star Bancorp	1,940	55,018
Flagstar Bancorp, Inc.	13,170	439,878
Flushing Financial Corp.	4,110	79,611
FNB Corp.	33,797	392,045
FRP Holdings, Inc.*	1,070	58,165
Fulton Financial Corp.	40,731	643,550
Genworth Financial, Inc. - Class A*	79,025	276,587
Glacier Bancorp, Inc.	3,330	163,603

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2022

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Great Southern Bancorp, Inc.	1,415	$80,754
Guaranty Bancshares, Inc.	860	29,747
Hancock Whitney Corp.	15,043	689,120
Hanmi Financial Corp.	9,080	215,014
Hanover Insurance Group, Inc.	1,150	147,361
HarborOne Bancorp, Inc.	1,720	23,082
Heartland Financial USA, Inc.	5,040	218,534
Heritage Commerce Corp.	3,320	37,649
Heritage Financial Corp.	1,618	42,828
Hilltop Holdings, Inc.	9,967	247,680
Home Bancorp, Inc.	940	36,651
HomeStreet, Inc.	5,390	155,286
HomeTrust Bancshares, Inc.	1,340	29,614
Hope Bancorp, Inc.	19,307	244,040
Horace Mann Educators Corp.	13,271	468,334
Horizon Bancorp, Inc.	4,871	87,483
Howard Hughes Corp.*	2,225	123,243
Huntington Bancshares, Inc.	5,554	73,202
Independent Bank Corp.	1,175	87,573
Independent Bank Group, Inc.	7,595	466,257
International Bancshares Corp.	13,840	588,200
International Money Express, Inc.*	1,498	34,139
Invesco Ltd.	2,240	30,688
Jackson Financial, Inc. - Class A	5,280	146,520
Janus Henderson Group PLC	3,965	80,529
Kearny Financial Corp.	12,332	130,966
Kemper Corp.	3,641	150,228
Kinsale Capital Group, Inc.	380	97,060
Lakeland Bancorp, Inc.	11,135	178,271
Lakeland Financial Corp.	1,655	120,501
Legacy Housing Corp.*	3,270	56,080
Lincoln National Corp.	1,680	73,769
LPL Financial Holdings, Inc.	540	117,979
Luther Burbank Corp.	2,570	29,863
Marcus & Millichap, Inc.	1,430	46,875
MBIA, Inc.*	3,030	27,876
McGrath RentCorp	3,825	320,764
Mercantile Bank Corp.	1,560	46,348
Merchants Bancorp	2,340	53,984
Meridian Corp.	1,190	34,712
Metropolitan Bank Holding Corp.*	810	52,132
MGIC Investment Corp.	21,942	281,296
Middlefield Banc Corp.	1,400	37,940
Midland States Bancorp, Inc.	4,990	117,614
MidWestOne Financial Group, Inc.	1,400	38,206
Mr Cooper Group, Inc.*	14,342	580,851
National Bank Holdings Corp. - Class A	810	29,962

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
National Western Life Group, Inc. - Class A	380	$64,904
Navient Corp.	35,164	516,559
NBT Bancorp, Inc.	1,180	44,781
Nelnet, Inc. - Class A	6,130	485,435
New York Community Bancorp, Inc.	28,893	246,457
Nicolet Bankshares, Inc.*	697	49,097
NMI Holdings, Inc. - Class A*	11,417	232,564
Northeast Bank	1,190	43,637
Northfield Bancorp, Inc.	5,760	82,426
Northrim BanCorp, Inc.	1,860	77,302
Northwest Bancshares, Inc.	20,841	281,562
Oak Valley Bancorp	1,810	32,345
OceanFirst Financial Corp.	9,221	171,879
Ocwen Financial Corp.*	590	13,729
OFG Bancorp	15,690	394,290
Old National Bancorp	45,806	754,425
Old Second Bancorp, Inc.	3,850	50,242
OneMain Holdings, Inc.	1,350	39,852
Oppenheimer Holdings, Inc. - Class A	1,460	45,231
Pacific Premier Bancorp, Inc.	15,980	494,741
PacWest Bancorp	1,647	37,222
Palomar Holdings, Inc.*	293	24,530
Park National Corp.	325	40,456
Pathward Financial, Inc.	2,575	84,872
PCB Bancorp	1,150	20,781
Peapack-Gladstone Financial Corp.	3,435	115,588
PennyMac Financial Services, Inc.	2,690	115,401
Peoples Bancorp, Inc.	4,336	125,440
Peoples Financial Services Corp.	780	36,535
Pinnacle Financial Partners, Inc.	3,553	288,148
Piper Sandler Cos.	1,485	155,539
Popular, Inc.	10,360	746,542
PRA Group, Inc.*	1,425	46,825
Preferred Bank/Los Angeles CA	3,990	260,268
Premier Financial Corp.	3,094	79,516
Primerica, Inc.	590	72,835
Primis Financial Corp.	2,444	29,646
ProAssurance Corp.	5,135	100,184
Provident Bancorp, Inc.	2,140	30,623
Provident Financial Holdings, Inc.	2,380	33,796
Provident Financial Services, Inc.	20,160	393,120
QCR Holdings, Inc.	610	31,073
Radian Group, Inc.	4,520	87,191
RBB Bancorp	1,530	31,793
Regional Management Corp.	1,900	53,276
Reinsurance Group of America, Inc.	329	41,391
RenaissanceRe Holdings Ltd.	330	46,329

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2022

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Renasant Corp.	11,233	$351,368
Republic Bancorp, Inc. - Class A	1,290	49,407
Riverview Bancorp, Inc.	5,078	32,245
RLI Corp.	420	43,000
S&T Bancorp, Inc.	2,273	66,622
Safety Insurance Group, Inc.	1,280	104,397
Sandy Spring Bancorp, Inc.	4,031	142,133
Seacoast Banking Corp. of Florida	4,485	135,582
Selective Insurance Group, Inc.	3,340	271,876
ServisFirst Bancshares, Inc.	1,590	127,200
Shore Bancshares, Inc.	1,750	30,310
Sierra Bancorp	2,330	46,017
Simmons First National Corp. - Class A	17,587	383,221
SiriusPoint Ltd.*	10,840	53,658
SLM Corp.	2,230	31,198
SmartFinancial, Inc.	1,270	31,382
South Plains Financial, Inc.	1,310	36,104
Southern Missouri Bancorp, Inc.	1,060	54,092
Southside Bancshares, Inc.	2,866	101,342
SouthState Corp.	5,873	464,672
Stewart Information Services Corp.	2,730	119,137
Stifel Financial Corp.	6,690	347,278
Stock Yards Bancorp, Inc.	2,170	147,582
StoneX Group, Inc.*	2,641	219,045
Stratus Properties, Inc.	500	11,650
Summit Financial Group, Inc.	2,091	56,332
Synovus Financial Corp.	3,105	116,469
Texas Capital Bancshares, Inc.*	7,715	455,416
Timberland Bancorp, Inc.	1,578	43,632
Tiptree, Inc.	10,430	112,227
Tompkins Financial Corp.	769	55,845
Towne Bank/Portsmouth VA	2,010	53,928
TriCo Bancshares	2,653	118,456
TrustCo Bank Corp. NY	3,180	99,916
Trustmark Corp.	11,087	339,595
Umpqua Holdings Corp.	19,184	327,855
United Bankshares, Inc.	10,232	365,794
United Community Banks, Inc.	12,012	397,597
United Fire Group, Inc.	6,420	184,447
Unity Bancorp, Inc.	1,193	29,956
Universal Insurance Holdings, Inc.	1,320	13,002
Univest Financial Corp.	5,540	130,079
Unum Group	20,799	807,001
USCB Financial Holdings, Inc.*	2,450	32,119
Valley National Bancorp	35,023	378,248
Veritex Holdings, Inc.	4,390	116,730
Walker & Dunlop, Inc.	3,194	267,434

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Washington Federal, Inc.	19,450	$583,111
Waterstone Financial, Inc.	1,894	30,607
Webster Financial Corp.	13,676	618,155
WesBanco, Inc.	11,601	387,125
Western New England Bancorp, Inc.	9,460	76,910
White Mountains Insurance Group Ltd.	255	332,270
Wintrust Financial Corp.	3,805	310,298
WSFS Financial Corp.	7,471	347,103
		43,066,668
INDUSTRIAL — 14.0%
AAON, Inc.	1,230	66,272
AAR Corp.*	8,900	318,798
Acuity Brands, Inc.	820	129,125
Aerojet Rocketdyne Holdings, Inc.*	1,170	46,788
AerSale Corp.*	1,350	25,029
Air Transport Services Group, Inc.*	3,580	86,242
Alamo Group, Inc.	390	47,685
Altra Industrial Motion Corp.	2,030	68,249
American Woodmark Corp.*	680	29,825
Apogee Enterprises, Inc.	2,560	97,843
Applied Industrial Technologies, Inc.	460	47,279
ArcBest Corp.	7,670	557,839
Arcosa, Inc.	3,509	200,645
Ardmore Shipping Corp.*	6,320	57,702
Astec Industries, Inc.	867	27,042
Atkore, Inc.*	1,285	99,986
Atlas Air Worldwide Holdings, Inc.*	8,775	838,627
Avnet, Inc.	8,956	323,491
AZZ, Inc.	1,200	43,812
Barnes Group, Inc.	7,290	210,535
Bel Fuse, Inc. - Class B	1,950	49,238
Benchmark Electronics, Inc.	10,280	254,738
Boise Cascade Co.	7,545	448,626
Brady Corp. - Class A	2,395	99,943
Builders FirstSource, Inc.*	808	47,607
Caesarstone Ltd.	3,580	33,330
CECO Environmental Corp.*	5,800	51,330
Chart Industries, Inc.*	625	115,219
CIRCOR International, Inc.*	880	14,511
Columbus McKinnon Corp.	3,330	87,113
Comfort Systems USA, Inc.	1,899	184,830
Comtech Telecommunications Corp.	5,380	53,854
Concrete Pumping Holdings, Inc.*	2,760	17,802
Core Molding Technologies, Inc.*	3,189	31,667
Costamare, Inc.	19,057	170,560
Covenant Logistics Group, Inc.	4,572	131,216
CTS Corp.	790	32,904

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2022

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Curtiss-Wright Corp.	425	$59,143
DHT Holdings, Inc.	32,290	244,112
Dorian LPG Ltd.	6,631	89,983
Ducommun, Inc.*	2,007	79,598
DXP Enterprises, Inc.*	1,150	27,232
Dycom Industries, Inc.*	2,990	285,635
Eagle Bulk Shipping, Inc.	700	30,226
Eastern Co.	700	12,145
EMCOR Group, Inc.	1,320	152,434
Encore Wire Corp.	5,260	607,740
Enovis Corp.*	5,233	241,084
EnPro Industries, Inc.	4,765	404,930
Esab Corp.	5,883	196,257
ESCO Technologies, Inc.	2,610	191,678
Federal Signal Corp.	2,416	90,165
Fluor Corp.*	8,194	203,949
Frontline Ltd./Bermuda[1]	14,410	157,501
Gates Industrial Corp. PLC*	1,570	15,323
GATX Corp.	8,215	699,507
Genco Shipping & Trading Ltd.	3,885	48,679
Gibraltar Industries, Inc.*	3,299	135,028
GoPro, Inc. - Class A*	8,220	40,525
Graham Corp.	2,100	18,459
Granite Construction, Inc.	4,985	126,569
Great Lakes Dredge & Dock Corp.*	6,060	45,935
Greenbrier Cos., Inc.	7,295	177,050
Greif, Inc. - Class A	4,680	278,788
Griffon Corp.	8,080	238,522
Haynes International, Inc.	4,100	143,992
Heartland Express, Inc.	2,240	32,054
Heritage-Crystal Clean, Inc.*	2,120	62,688
Hexcel Corp.	990	51,203
Hillenbrand, Inc.	4,047	148,606
Hub Group, Inc. - Class A*	8,010	552,530
Hurco Cos., Inc.	1,032	23,199
Hyster-Yale Materials Handling, Inc.	840	18,068
Ichor Holdings Ltd.*	506	12,250
Insteel Industries, Inc.	630	16,714
International Seaways, Inc.	6,874	241,484
Kadant, Inc.	190	31,694
Kennametal, Inc.	2,850	58,653
Kimball Electronics, Inc.*	6,580	112,847
Kirby Corp.*	2,510	152,533
Knowles Corp.*	12,425	151,212
L B Foster Co. - Class A*	1,840	17,958
Limbach Holdings, Inc.*	1,510	11,476
LSB Industries, Inc.*	3,550	50,587

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
LSI Industries, Inc.	8,480	$65,211
Marten Transport Ltd.	19,965	382,529
MasTec, Inc.*	1,810	114,935
Materion Corp.	3,840	307,200
Matson, Inc.	3,490	214,705
Matthews International Corp. - Class A	2,660	59,611
Mayville Engineering Co., Inc.*	4,680	30,467
Modine Manufacturing Co.*	13,512	174,845
Moog, Inc. - Class A	2,545	179,041
Mueller Industries, Inc.	5,090	302,550
Myers Industries, Inc.	2,050	33,764
MYR Group, Inc.*	3,903	330,701
NL Industries, Inc.	5,450	42,129
Nordic American Tankers Ltd.	26,800	71,556
Northwest Pipe Co.*	1,917	53,868
nVent Electric PLC	4,145	131,023
O-I Glass, Inc.*	3,640	47,138
Olympic Steel, Inc.	1,359	30,999
Orion Group Holdings, Inc.*	7,850	20,724
Overseas Shipholding Group, Inc. - Class A*	15,090	44,817
Pactiv Evergreen, Inc.	1,410	12,309
PAM Transportation Services, Inc.*	2,714	84,025
Pangaea Logistics Solutions Ltd.	6,550	30,261
Park Aerospace Corp.	1,180	13,027
Park-Ohio Holdings Corp.	2,300	26,013
PGT Innovations, Inc.*	1,140	23,894
Plexus Corp.*	3,930	344,111
Powell Industries, Inc.	1,850	38,998
Primoris Services Corp.	2,730	44,363
Proto Labs, Inc.*	700	25,501
Quest Resource Holding Corp.*	4,300	36,292
RBC Bearings, Inc.*	500	103,905
Regal Rexnord Corp.	5,620	788,823
Ryder System, Inc.	2,552	192,650
Ryerson Holding Corp.	6,815	175,418
Sanmina Corp.*	17,285	796,493
Schneider National, Inc. - Class B	5,700	115,710
Scorpio Tankers, Inc.	11,156	468,998
SFL Corp. Ltd.	3,130	28,514
SPX Technologies, Inc.*	1,880	103,814
Standex International Corp.	910	74,301
Sterling Infrastructure, Inc.*	1,640	35,211
Summit Materials, Inc. - Class A*	16,500	395,340
TD SYNNEX Corp.	1,500	121,785
Teekay Corp.*	8,500	30,515
Teekay Tankers Ltd. - Class A*	8,189	225,525

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2022

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Terex Corp.	2,835	$84,313
Thermon Group Holdings, Inc.*	3,370	51,932
Timken Co.	2,035	120,146
TimkenSteel Corp.*	7,612	114,104
Tredegar Corp.	3,000	28,320
TriMas Corp.	6,050	151,673
Trinity Industries, Inc.	14,845	316,941
TTM Technologies, Inc.*	29,644	390,708
Twin Disc, Inc.*	1,170	13,420
UFP Industries, Inc.	6,420	463,267
Universal Logistics Holdings, Inc.	1,120	35,526
VirTra, Inc.*	3,280	17,745
Vishay Intertechnology, Inc.	26,059	463,590
Vishay Precision Group, Inc.*	2,880	85,219
Watts Water Technologies, Inc. - Class A	580	72,923
Werner Enterprises, Inc.	9,330	350,808
Willis Lease Finance Corp.*	2,690	88,071
Worthington Industries, Inc.	2,330	88,866
		21,846,428
TECHNOLOGY — 3.3%
1Life Healthcare, Inc.*	12,495	214,289
ACM Research, Inc. - Class A*	1,870	23,300
Allscripts Healthcare Solutions, Inc.*	20,109	306,260
Alpha & Omega Semiconductor Ltd.*	5,935	182,561
Amkor Technology, Inc.	43,629	743,874
Amtech Systems, Inc.*	1,500	12,750
Avid Technology, Inc.*	1,360	31,634
Axcelis Technologies, Inc.*	1,024	62,013
AXT, Inc.*	5,070	33,969
Brightcove, Inc.*	2,220	13,986
CACI International, Inc. - Class A*	1,599	417,435
Cohu, Inc.*	1,952	50,323
Computer Programs and Systems, Inc.*	890	24,813
Concentrix Corp.	1,195	133,398
Conduent, Inc.*	11,320	37,809
Digi International, Inc.*	5,865	202,753
Diodes, Inc.*	1,947	126,380
Donnelley Financial Solutions, Inc.*	2,480	91,686
Ebix, Inc.	1,610	30,542
ExlService Holdings, Inc.*	410	60,418
Fastly, Inc.*	3,450	31,602
Insight Enterprises, Inc.*	7,025	578,930
IonQ, Inc.*[1]	3,750	19,012
KBR, Inc.	2,406	103,987
Kulicke & Soffa Industries, Inc.	3,338	128,613
Markforged Holding Corp.*	7,740	15,325

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
NetScout Systems, Inc.*	9,655	$302,395
NextGen Healthcare, Inc.*	1,980	35,046
Onto Innovation, Inc.*	2,279	145,970
Parsons Corp.*	3,940	154,448
Photronics, Inc.*	13,193	192,882
Rambus, Inc.*	4,765	121,126
Richardson Electronics Ltd./United States	1,890	28,539
Sharecare, Inc.*	16,620	31,578
Silicon Laboratories, Inc.*	280	34,563
StarTek, Inc.*	9,810	29,430
Super Micro Computer, Inc.*	4,080	224,686
Xerox Holdings Corp.	3,090	40,417
Xperi Holding Corp.	10,359	146,476
		5,165,218
UTILITIES — 0.6%
Altus Power, Inc.*[1]	4,540	49,985
Ameresco, Inc. - Class A*	690	45,871
American States Water Co.	1,130	88,084
Artesian Resources Corp. - Class A	679	32,674
Avista Corp.	2,210	81,881
Black Hills Corp.	640	43,347
California Water Service Group	602	31,719
Chesapeake Utilities Corp.	259	29,886
Clearway Energy, Inc. - Class A	1,690	49,179
Consolidated Water Co., Ltd.	5,070	77,977
National Fuel Gas Co.	497	30,590
New Jersey Resources Corp.	1,232	47,678
Northwest Natural Holding Co.	530	22,991
ONE Gas, Inc.	1,060	74,613
Ormat Technologies, Inc.	1,871	161,280
Otter Tail Corp.	1,001	61,582
PNM Resources, Inc.	686	31,371
Southwest Gas Holdings, Inc.	510	35,573
		996,281
TOTAL COMMON STOCKS
(Cost $109,312,452)		137,897,038

EXCHANGE-TRADED FUNDS — 1.1%
iShares Russell 2000 Value ETF	5,415	698,156
SPDR S&P Metals & Mining ETF	1,350	57,362
SPDR S&P Regional Banking ETF	15,313	901,629

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,096,833)		1,657,147

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2022

	Number of Shares	Value
PREFERRED STOCKS — 0.1%
CONSUMER, CYCLICAL — 0.1%
Qurate Retail, Inc. 8.00%, 3/15/2031[2]	274	$12,478
WESCO International, Inc. 10.62%[2,3,4]	5,008	134,966
		147,444
INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[2]	1,855	43,184

TOTAL PREFERRED STOCKS
(Cost $188,490)		190,628

MONEY MARKET INVESTMENTS — 10.3%
Federated Treasury Obligations Fund-Class Institutional, 2.81%[3,5]	500,000	500,000
Invesco Government & Agency Portfolio, 2.88%[3,6]	228,391	228,391
UMB Money Market Fiduciary, 0.01%[3]	15,240,421	15,240,421

TOTAL MONEY MARKET INVESTMENTS
(Cost $15,968,812)		15,968,812

TOTAL INVESTMENTS — 100.1%
(Cost $126,566,587)		155,713,625

Liabilities less other assets — (0.1)%		(121,991)

TOTAL NET ASSETS — 100.0%		$155,591,634

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $222,694 at September 30, 2022.

[2]	Callable.

[3]	Variable rate security; the rate shown represents the rate at September 30, 2022.

[4]	Perpetual security; maturity date is not applicable.

[5]	All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 at September 30, 2022.

[6]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $228,391 at September 30, 2022.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SUMMARY OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banks	16.9%
Oil & Gas	9.7%
Retail	6.9%
Insurance	4.9%
Commercial Services	4.5%
Transportation	3.6%
Diversified Financial Services	3.0%
Savings & Loans	2.5%
Food	2.4%
Electronics	2.3%
Chemicals	2.2%
Distribution/Wholesale	1.7%
Home Builders	1.5%
Building Materials	1.5%
Coal	1.4%
Iron/Steel	1.4%
Healthcare-Services	1.4%
Computers	1.2%
Semiconductors	1.2%
Engineering & Construction	1.1%
Miscellaneous Manufacturing	1.1%
Biotechnology	0.9%
Software	0.8%
Media	0.8%
Metal Fabricate/Hardware	0.8%
Pharmaceuticals	0.7%
Oil & Gas Services	0.7%
Pipelines	0.7%
Auto Parts & Equipment	0.7%
Machinery-Diversified	0.7%
Healthcare-Products	0.7%
Aerospace/Defense	0.6%
Telecommunications	0.6%
Trucking & Leasing	0.6%
Hand/Machine Tools	0.6%
Electrical Components & Equipment	0.5%
Apparel	0.5%
Real Estate	0.5%
Entertainment	0.4%
Packaging & Containers	0.4%
Forest Products & Paper	0.4%
Electric	0.3%
Household Products/Wares	0.3%
Agriculture	0.3%
Mining	0.3%
Airlines	0.3%
Leisure Time	0.3%
Energy-Alternate Sources	0.3%
Internet	0.2%
Cosmetics/Personal Care	0.2%
Home Furnishings	0.2%
Gas	0.2%
Water	0.1%
Environmental Control	0.1%
Auto Manufacturers	0.1%
Machinery-Construction & Mining	0.1%
Advertising	0.1%
Textiles	0.1%
Lodging	0.1%
Office Furnishings	0.0%[1]
Office/Business Equipment	0.0%[1]
Food Service	0.0%[1]
Housewares	0.0%[1]
Total Common Stocks	88.6%
Preferred Stocks	0.1%
Distribution/Wholesale	0.1%
Metal Fabricate/Hardware	0.0%[1]
Retail	0.0%[1]
Total Preferred Stocks	0.1%
Exchange-Traded Funds	1.1%
Money Market Investments	10.3%
Total Investments	100.1%
Liabilities less other assets	(0.1)%
Total Net Assets	100.0%

[1]	Resulted in less than 0.05% per industry.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2022

ASSETS:
Investments in securities, at value (cost $126,566,587)	$155,713,625	(1)
Cash held at broker	361,507
Receivables:
Securities sold	1,369,342
Fund shares issued	597,904
Dividends and interest	123,049
Securities lending income	754
Prepaid expenses and other assets	11,203
Total assets	158,177,384

LIABILITIES:
Collateral due to broker for securities loaned	228,391
Payables:
Securities purchased	2,243,831
Fund shares redeemed	1,500
Due to Trustees	2,175
Due to Adviser	60,410
Fund accounting and administration fees and expenses	12,158
Transfer agent fees	5,783
Custody fees	6,791
Accrued other expenses	24,711
Total liabilities	2,585,750

NET ASSETS	$155,591,634

COMPONENTS OF NET ASSETS:
Paid-in capital	$117,196,590
Total distributable earnings	38,395,044
NET ASSETS	$155,591,634

Shares outstanding, no par value (unlimited shares authorized)	8,994,709

Net asset value, offering and redemption price per share	$17.30

(1)	Includes securities on loan of $222,694 (see Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF OPERATIONS
For the Year Ended September 30, 2022

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $712)	$2,969,680
Securities lending income	6,281
Interest	6,373
Total investment Income	2,982,334

Expenses
Investment advisory fees	861,032
Fund accounting and administration fees and expenses	73,486
Custody fees	45,687
Registration fees	44,180
Professional fees	40,425
Transfer agent fees	34,015
Shareholder reporting fees	13,278
Trustees’ fees and expenses	8,700
Miscellaneous expenses	8,150
Insurance fees	6,568
Total expenses	1,135,521
Fees waived by the Adviser	(102,282)
Net expenses	1,033,239
Net investment income	1,949,095

Net Realized and Unrealized Loss on Investments and Options Contracts
Net realized gain (loss) on:
Investments	12,467,018
Purchased options contracts	(877,649)
Written options contracts	24,061
Net realized gain	11,613,430
Net change in unrealized appreciation/depreciation on investments	(32,349,338)
Net realized and unrealized loss on investments and options contracts	(20,735,908)

Net Decrease in Net Assets from Operations	$(18,786,813)

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$1,949,095	$1,259,765
Net realized gain on investments, purchased options contracts and written options contracts	11,613,430	28,310,230
Net change in unrealized appreciation/depreciation on investments	(32,349,338)	43,645,685
Net increase (decrease) in net assets resulting from operations	(18,786,813)	73,215,680

Distributions to Shareholders	$(28,637,692)	$(1,441,941)

Capital Transactions
Proceeds from shares issued	35,348,911	10,617,739
Reinvestment of distributions	28,602,145	1,439,857
Cost of shares redeemed	(21,123,185)	(33,738,468)
Net increase (decrease) resulting from capital transactions	42,827,871	(21,680,872)

Total increase (decrease) in net assets	(4,596,634)	50,092,867

Net Assets:
Beginning of year	160,188,268	110,095,401
End of year	$155,591,634	$160,188,268

Capital Share Activity
Shares issued	1,653,537	503,807
Shares reinvested	1,442,177	70,855
Shares redeemed	(1,032,231)	(1,687,900)
Net increase (decrease) in capital shares	2,063,483	(1,113,238)

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Financial Highlights

For a capital share outstanding throughout each year
	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Net asset value, beginning of year	$23.11	$13.69	$16.56	$21.14	$19.69
Income (Loss) from Investment Operations:
Net investment income	0.23	0.18	0.16	0.17	0.15
Net realized and unrealized gain (loss) on investments	(2.14)	9.44	(2.61)	(2.92)	1.54
Total from investment operations	(1.91)	9.62	(2.45)	(2.75)	1.69

Less Distributions:
From net investment income	(0.20)	(0.20)	(0.19)	(0.15)	(0.16)
From net realized gain	(3.70)	—	(0.23)	(1.68)	(0.08)
Total distributions	(3.90)	(0.20)	(0.42)	(1.83)	(0.24)

Net asset value, end of year	$17.30	$23.11	$13.69	$16.56	$21.14

Total return	(10.34)%	70.44%	(15.24)%	(12.70)%	8.62%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$155,592	$160,188	$110,095	$182,450	$303,020

Ratio of expenses to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.66%	0.67%	0.76%[1]	0.67%[2]	0.65%[2]
After fees reimbursed by the Adviser	0.60%	0.60%	0.63%[1]	0.60%[2]	0.60%[2]
Ratio of net investment income to average net assets (including interest expense)
Before fees reimbursed by the Adviser	1.07%	0.77%	0.93%	0.86%	0.69%
After fees reimbursed by the Adviser	1.13%	0.84%	1.06%	0.93%	0.74%

Portfolio turnover rate	72%	72%	69%	47%	46%

[1]	If litigation expenses had been excluded, the expense ratios would have been lowered by 0.03% for the year ended September 30, 2020.

[2]	Ratio of interest expense to average net assets was less than 0.005%.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Notes to Financial Statements

As of September 30, 2022

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946, Financial Services – Investment Companies including Accounting Standards Update 2013-08.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)

Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, preferred stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Purchased options and other when-issued securities will follow the same pricing methods as the applicable equity securities. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –

quoted prices in active markets for identical securities that the Fund has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Basic Materials	$6,538,659	$—	$—	$6,538,659
Communications	2,720,160	—	—	2,720,160
Consumer, Cyclical	19,756,540	—	—	19,756,540
Consumer, Non-Cyclical	17,857,628	—	—	17,857,628
Energy	19,949,456	—	—	19,949,456
Financial	43,066,668	—	—	43,066,668
Industrial	21,846,428	—	—	21,846,428
Technology	5,165,218	—	—	5,165,218
Utilities	996,281	—	—	996,281
Exchange-Traded Funds	1,657,147	—	—	1,657,147
Preferred Stocks
Consumer, Cyclical	147,444	—	—	147,444
Industrial	43,184	—	—	43,184
Money Market Investments	15,968,812	—	—	15,968,812
Total Investments in Securities	$155,713,625	$—	$—	$155,713,625

There were no transfers into or out of Level 3 during the reporting period.

(b)

Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on an accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c)

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2022

GAAP requires management of the Fund to analyze all open tax years (for the Fund, tax years 2019-2022), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended September 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)

Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)

Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with any such loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, all relevant facts and circumstances are considered, including the creditworthiness of the borrower. The loans are made only to firms deemed to be of good standing, and when the consideration that can be earned from securities’ loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. However, the Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At September 30, 2022, the value of securities loaned by the Fund was $222,694 and the Fund received cash collateral of $228,391. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

(f)

Option Contracts – The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund may buy options on equity indexes or their ETF equivalents as a potentially cost-effective way to gain exposure to these indexes. The Fund held no option contracts as of September 30, 2022.

(g)

Asset Coverage for Options Positions – The Fund deposits and maintains margin with respect to its futures and options positions. Such margin deposits will vary depending on the nature of the underlying instrument (and the related initial margin requirements), the current market value of the instrument and other positions held by the Fund. The Fund will hold liquid assets or enter into

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2022

transactions to cover the underlying obligation or set aside in a segregated account at the Fund’s custodian liquid assets, such as cash, U.S. Government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation. The amount of such collateral as of September 30, 2022 is denoted in the Fund’s Schedule of Investments.

(h)

GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. As of September 30, 2022, the Fund had no open derivative instruments and therefore there was no impact to the Statement of Assets and Liabilities. The limited use of derivatives by the Fund during the year ended September 30, 2022 was related to purchased equity and index options which resulted in a net realized loss of $877,649 and written index options which resulted in a net gain of $24,061 which is reflected on the Statement of Operations. The Fund had option contracts transactions during the year ended September 30, 2022, however, due to the timing of these transactions, the average monthly notional amount for the Fund was $0.

For the year ended September 30, 2022, the Fund’s purchases and sales of purchased option contracts were as follows:

Purchases	Sales
$2,340,763	$1,463,113

For the year ended September 30, 2022, the Fund’s transactions in written option contracts were as follows:

Written Option Contracts	Closed Written Option Contracts
$42,831	$18,769

(i)

GAAP requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan. There are no master netting arrangements relating to the Fund’s use of option contracts.

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to waive its management fee or reimburse the Fund so that its total annual operating expenses (excluding non-operating costs, which includes but is not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of the Fund’s average daily net assets through January 31, 2024. For the year ended September 30, 2022, the Fund accrued $861,032 in advisory fees under the Investment Advisory Agreement. Over the same time period, the Adviser waived fees and reimbursed expenses in the amount of $102,282.

Under the terms of the Expense Limitation Agreement, if at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis, or the expense limitation in place at time of waiver or reimbursement. The Fund is not obligated

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2022

to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. All such reimbursements are contingent upon Board review and approval. As of September 30, 2022, reimbursements that may potentially be made by the Fund to the Adviser total $398,169, which expire as follows:

September 30, 2023	$183,816
September 30, 2024	$112,071
September 30, 2025	$102,282

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. Amounts paid to UMBFS and its affiliates by the Fund are reflected on the Statement of Operations.

Certain officers and a Trustee of the Trust are also officers of the Adviser and/or an employee of UMBFS. Such persons are not compensated by the Fund for the services they provide to the Fund.

4. Federal Income Tax Information

At September 30, 2022, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$128,095,329
Gross Unrealized Appreciation	$38,865,022
Gross Unrealized Depreciation	(11,246,726)
Net Unrealized Appreciation	$27,618,296

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2022, permanent differences in book and tax accounting have been reclassified between paid-in capital and total distributable earnings as follows:

Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$ 2	$ (2)

As of September 30, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$287,723
Undistributed Long-term Gains	10,493,733
Other Accumulated Losses	$(4,708)
Unrealized Appreciation on Investments	27,618,296
Total Distributable Earnings	$38,395,044

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2022

The tax character of distributions paid during the fiscal years ended September 30, 2022 and September 30, 2021 were as follows:

	September 30, 2022	September 30, 2021
Distributions Paid From:
Ordinary Income	$9,345,737	$1,441,941
Long-term Capital Gains	19,291,955	—
Total Distributions	$28,637,692	$1,441,941

5. Investment Transactions

For the year ended September 30, 2022, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$ 123,007,476	$ 114,909,834

6. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of September 30, 2022, TD Ameritrade, holding shares for the benefit of others in nominee name, held approximately 85.3% of the voting securities of the Fund.

7. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

8. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements through the date of issuance of these financial statements.

Vericimetry Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vericimetry Funds
and the Shareholders of Vericimetry U.S. Small Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Vericimetry U.S. Small Cap Value Fund, a series of shares of beneficial interest in Vericimetry Funds (the “Fund”), including the schedule of investments, as of September 30, 2022, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the years in the three-year period ended September 30, 2020 were audited by other auditors whose report, dated November 30, 2020, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Vericimetry Funds since 2021.

Philadelphia, Pennsylvania
November 29, 2022

Vericimetry Funds

Expense Example

For The Six Months Ended September 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 through September 30, 2022 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value April 1, 2022	Ending account value September 30, 2022	Expenses paid during the period ended September 30, 2022*
Actual Example	$ 1,000.00	$ 841.60	$ 2.77
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,021.99	3.04

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).

Vericimetry Funds

Other Information (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A list of the Fund’s quarter-end holdings is also available at www.vericimetryfunds.com and upon request on or about 80 days following each quarter and remains available on the website until the list is updated in the subsequent quarter.

Risk Disclosures

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

The recent global outbreak of COVID-19 has disrupted economies and markets, and the prolonged duration and economic impact is uncertain. These events can have a significant impact to the Fund’s operations and performance.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the Fund, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of Fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

During the year ended September 30, 2022, the Board and the Trust’s Liquidity Program Administrator reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemptions. The Board determined that the Program was reasonably designed to prevent violations of Rule 22e-4 and that the Program had been effectively implemented. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Tax Information

For the year ended September 30, 2022, 100% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, is designated as qualified dividend income.

For the year ended September 30, 2022, 100% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, qualifies for the dividends received deduction available to corporate shareholders.

For the year ended September 30, 2022, the Fund designates $19,291,955 as a 20% rate gain distribution for purposes of the dividends paid deduction.

Vericimetry Funds

Board Approval of Investment Management Agreement

(Unaudited)

At a meeting held on September 30, 2022 (the “Meeting”), the Board of Trustees (“Board”), including a majority of the independent trustees, met to consider, among other matters, the renewal of the investment management agreement (the “Investment Management Agreement”) between the Adviser and the Fund.

In considering the renewal of the Investment Management Agreement, the Board considered written and oral responses provided by the Adviser to an information request letter submitted by Fund Counsel.

The Board specifically evaluated information provided in relation to the approval of the Investment Management Agreement including details about: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund; (iii) the extent to which economies of scale may be realized as the Fund grows; (iv) the management fee and expense ratio of the Fund; (v) potential fall-out benefits to the Adviser from its relationship to the Fund; and (vi) other general information about the Adviser.

The Board reviewed the background information of the Adviser’s key investment personnel, taking into consideration they collectively averaged over 30 years of financial industry experience. The Board discussed the Adviser’s investment process and expressed its satisfaction with the Adviser’s processes for risk management, broker selection, business continuity and monitoring compliance with the Fund’s investment limitations. The Board noted that the Fund underperformed its peer group across all periods, but discussed that it outperformed its benchmark across all periods. The Board concluded that the Adviser had provided, and was likely to continue to provide, high quality services to the Fund for the benefit of the shareholders.

The Board compared the Fund’s investment advisory fee and expense ratio to investment advisory fees and expense ratios of the Peer Group. The Board noted that the Fund’s investment advisory fee of 0.50% was higher than the advisory fee for the Fund’s peer group (0.39%) and lower than the Morningstar category average of 0.78%. They also noted that the Fund’s net expense ratio of 0.63% was higher than that of the Fund’s peer group (0.45%), but significantly lower than the Morningstar category average of 1.19%. The Board also noted the expense limitation agreement in effect for the Fund. The Board, upon reviewing the Adviser’s explanation for the fee structure in place, agreed that the fees selected were appropriate and reasonable in relation to the services to be provided. After further discussion, the Board concluded that the Fund’s advisory fee was not unreasonable.

The Board reviewed the reported level of profitability realized by the Adviser from its relationship to the Fund, noting that the Adviser reported a pre-tax profit of approximately 30.33%. After discussion, the Board concluded that the level of profit reported was not excessive.

In terms of potential “fall out” benefits to the Adviser from its relationship to the Fund, the Board noted that the Adviser does not engage in the use of soft dollars. The Board discussed economies of scale, noting that no such economies of scale were achieved at this point given the low asset base of the Fund. The Board agreed that the matter of economies of scale would be revisited at the next renewal of the Investment Management Agreement and as the Fund’s size increases.

The Board then concluded its evaluation and without assigning particular weight to any single conclusion, approved the renewal of the Investment Management Agreement for the Fund.

Vericimetry Funds

Trustees and Officers

September 30, 2022 (Unaudited)

Interested Trustee and Officer
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Mendel Fygenson, Ph.D.(2) 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 65	Chairman, President, Secretary, & Trustee	Trustee since March 2016. Other positions since April 2016.	Professor (Emeritus), University of Southern California (2020- Present); Professor, University of Southern California (1995 – 2019); Consultant, Divine Analytics (2008 – Present); Chief Executive Officer, Vericimetry Advisors LLC (2014 – Present).	1	None
Independent Trustees
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Brian K. Wing 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 55	Trustee	Since August 2013.

President and Chief Financial Officer, VisionPoint Advisory Group (November 2019 to present); Chief Financial Officer, AlliedBioScience (June 2018 to May 2019); Chief Operating Officer, WorldVentures Marketing, LLC, Plano, Texas (December 2016 – June 2018); Senior Vice President and Chief Financial Officer, Ryan LLC (tax services firm), Dallas, Texas (May 2016 – 2016); Chief Financial Officer, HYLA Mobile, Irving, Texas (2013 – 2015); Chief Financial Officer, Treasurer and Senior Vice President (Operations), Consolidated Electrical Distributors, Inc., Irving, Texas (2009 – 2013); Executive Vice President, Corporate Development, MGA Entertainment, Inc., Van Nuys, California (2008 – 2009).

				1	None
Chad Lasdon 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age:43	Trustee	Since March 2016.	Vice President and Relationship Manager, Manufacturers Bank (2016-Present); Vice President and Relationship Manager, Bank of the West (2013 – 2016); Senior Vice President – Capital Markets, BentleyForbes (2008 – 2013).	1	None

Vericimetry Funds

TRUSTEES AND OFFICERS (Continued)
September 30, 2022 (Unaudited)

Independent Trustees (Continued)
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Paul Karapetian 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 45	Trustee	Since March 2016.	Principal, Stoic Realty Advisors, Inc. (2020 - Present); Senior Vice President, IDS Real Estate Group (2006 – 2019)	1	None

Officers
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen
Christopher Thomas 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 65	Chief Compliance Officer	Since September, 2014.	Chief Compliance Officer (2014-present); Chief Compliance Officer, First Pacific Advisors, LLC, (2005-2014), Vice President, Controller, Fund Assistant Treasurer, First Pacific Advisors, LLC, (1995 -2005).	1
Michael Thill 235 W. Galena Street, Milwaukee, WI 53212 Age: 44	Treasurer	Since October 2017.	Lead Administrator and Officer (2007- present) and other positions (2000-2007) at UMB Fund Services, Inc.	1

(1)

Each Trustee holds office for an indefinite term until his successor is elected and qualified. Each Officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

(2)	Dr. Fygenson is considered an interested Trustee of the Trust, within the meaning of the 1940 Act, because of his affiliation with Vericimetry.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-755-7550 or visit www.vericimetryfunds.com.

This page intentionally left blank.

This page intentionally left blank.

Vericimetry U.S. Small Cap Value Fund

www.vericimetryfunds.com

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of this code of ethics is attached hereto as an Exhibit.

There were no substantive amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description. The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Mr. Brian Wing is an audit committee financial expert serving on its audit committee and that Mr. Wing is independent.

Item 4. Principal Accountant Fees and Services.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below:

	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Audit Fees	$12,000	$12,657	*
Audit-Related Fees	$0	$0
Tax Fees	$2,000	$2,000
All Other Fees	$0	$0

*	Includes $12,000 in audit fees for the fiscal year ended September 30, 2021 and $657 for audit fees related to the change in the Registrant’s independent public accountant.

The Registrant’s audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm’s annual and interim examinations, approve the services to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants. For the year ended September 30, 2022, all of the audit and non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1(a).

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submissions of Matters to a Vote of Security Holders.

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics – Filed as an attachment to this filing.

(a)(2) Certification for the principal executive and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	December 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	December 8, 2022

By:	/s/ Michael Thill
Michael Thill
Treasurer

Date:	December 7, 2022